Debt - Schedule of Future Repayments of Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015
Debt Disclosure [Abstract]
Remainder of 2015	$ 32.4
2016	3.2
2017	282.1
2018	0
2019	400.0
Total	$ 717.7